RELATED PARTY TRANSACTIONS - Disclosure of information about key management personnel (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Management fees	$ 585,916	$ 431,250
Management remuneration	1,157,801	612,880
Director fees	173,370	69,039
Share-based compensation	4,785,651	2,471,541
Key management compensation	$ 6,702,738	$ 3,584,710